General Information	12 Months Ended
Dec. 31, 2015
General Information [Abstract]
General Information

1. General Information

The accompanying consolidated financial statements include the accounts of Diana Containerships Inc. (“DCI”) and its wholly-owned subsidiaries (collectively, the “Company”). Diana Containerships Inc. was incorporated on January 7, 2010 under the laws of the Republic of Marshall Islands for the purpose of engaging in any lawful act or activity under the Marshall Islands Business Corporations Act.

The Company is engaged in the seaborne transportation industry through the ownership of containerships and operates its fleet through Unitized Ocean Transport Limited, a wholly-owned subsidiary. As at December 31, 2015, the Company was the sole owner of all outstanding shares of the following subsidiaries:

a/a	Company	Place of Incorporation	Vessel	Flag	TEU	Date built	Date acquired	Date sold
Vessel Owning Subsidiaries - Panamax Vessels
1	Likiep Shipping Company Inc.	Marshall Islands	Sagitta	Marshall Islands	3,426	Jun-10	Jun-10	-
2	Orangina Inc.	Marshall Islands	Centaurus	Marshall Islands	3,426	Jul-10	Jul-10	-
3	Rongerik Shipping Company Inc.	Marshall Islands	Cap Domingo	Marshall Islands	3,739	Mar-01	Feb-12	-
4	Utirik Shipping Company Inc.	Marshall Islands	Cap Doukato	Marshall Islands	3,739	Feb-02	Feb-12	-
5	Dud Shipping Company Inc.	Marshall Islands	Pamina (ex Santa Pamina)	Marshall Islands	5,042	May-05	Nov-14	-
6	Kapa Shipping Company Inc. (Note 4)	Marshall Islands	YM Los Angeles	Marshall Islands	4,923	Dec-06	Apr-15	-
7	Mago Shipping Company Inc. (Note 4)	Marshall Islands	YM New Jersey	Marshall Islands	4,923	Nov-06	Apr-15	-
Vessel Owning Subsidiaries - Post-Panamax Vessels
8	Eluk Shipping Company Inc.	Marshall Islands	Puelo	Marshall Islands	6,541	Nov-06	Aug-13	-
9	Oruk Shipping Company Inc.	Marshall Islands	Pucon	Marshall Islands	6,541	Aug-06	Sep-13	-
10	Delap Shipping Company Inc.	Marshall Islands	March (ex YM March)	Marshall Islands	5,576	May-04	Sep-14	-
11	Jabor Shipping Company Inc.	Marshall Islands	Great (ex YM Great)	Marshall Islands	5,576	Apr-04	Oct-14	-
12	Meck Shipping Company Inc. (Note 4)	Marshall Islands	Rotterdam	Marshall Islands	6,494	Jul-08	Sep-15	-
13	Langor Shipping Company Inc. (Note 4)	Marshall Islands	Hamburg	Marshall Islands	6,494	Mar-09	Nov-15	-
Vessel Owning Subsidiaries - Sold Vessels
14	Lemongina Inc. (Note 4)	Marshall Islands	Garnet (ex Apl Garnet)	Marshall Islands	4,729	Aug-95	Nov-12	Sep-15
15	Nauru Shipping Company Inc. (Notes 4 and 16)	Marshall Islands	Hanjin Malta	Marshall Islands	4,024	Jan-93	Mar-13	Feb-16
Other Subsidiaries
16	Unitized Ocean Transport Limited	Marshall Islands	Management company		-	-	-	-
17	Container Carriers (USA) LLC	Delaware - USA	Company's US representative		-	-	-	-

Until September 2015, the Company was also the sole owner of all outstanding shares of the companies Ralik Shipping Company Inc., Mili Shipping Company Inc., Ebon Shipping Company Inc., Mejit Shipping Company Inc. and Micronesia Shipping Company Inc., owners of the vessels Madrid, Malacca, Merlion, Sardonyx and Spinel, respectively, which were sold from April 2013 to February 2014. Following the disposal of the vessels, the ship-owning companies were dissolved in September 2015 and accordingly, they are no longer consolidated in the financial statements of the Company.

Unitized Ocean Transport Limited (the “Manager” or “UOT”), was established for the purpose of providing the Company and its vessels with management and administrative services, effective March 1, 2013. Pursuant to the management agreements, UOT receives a fixed commission of 2% on the gross charter hire and freight earned by each vessel plus a technical management fee of $15 per vessel per month for employed vessels and $8 per vessel per month for laid-up vessels, if any. In addition, pursuant to the administrative agreement, UOT receives a fixed monthly fee of $10. The management and administrative fees payable to UOT are eliminated in consolidation as intercompany transactions.

Container Carriers (USA) LLC ("Container Carriers"), was established in July 2014 in the State of Delaware, USA, to act as the Company's authorized representative in the United States.

During 2015, 2014 and 2013, charterers that accounted for more than 10% of the Company's hire revenues were as follows:

Charterer	2015	2014	2013
A	25%	-	-
B	10%	25%	23%
C	24%	31%	-
D	11%	-	16%
E	-	17%	38%
F	13%	14%	10%